Nature of Business and Basis of Presentation	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation
1.	Nature of Business and Basis of Presentation

Nature of business

Mirna Therapeutics, Inc. (“Mirna” or “the Company”) is a biopharmaceutical company that has historically focused on microRNA-based oncology therapeutics. The Company was incorporated in Delaware in December 2007 as a wholly-owned subsidiary of Asuragen, Inc. (“Asuragen”) and was spun out to existing Asuragen stockholders in December 2009. Following the close of the Company’s Phase 1 clinical trial of MRX34 in September 2016, the Company began to evaluate its strategic alternatives focusing on enhancing stockholder value, including the possibility of a merger or sale of the Company. Mirna has discontinued further research and development activities (see Note 9) to reduce operating expenses while it evaluates these opportunities and closed its Investigational New Drug Application for MRX34. The Company is located in Austin, Texas.

The Company continues to be subject to a number of risks common to companies in similar stages of development. Principal among these risks are uncertainties of technological innovations, dependence on key individuals, development of the same or similar technological innovations by the Company’s competitors and protection of proprietary technology. The Company believes that its cash, cash equivalents and marketable securities of $57.5 million at March 31, 2017 will enable the Company to maintain its current and planned operations for at least the next twelve months.

Basis of presentation

The accompanying interim condensed financial statements as of March 31, 2017 and for the three months ended March 31, 2017 and 2016, and the related interim information contained within the notes to the financial statements, are unaudited. The unaudited interim condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and on the same basis as the audited financial statements. In the opinion of management, the accompanying unaudited interim condensed financial statements contain all adjustments which include only normal recurring adjustments necessary to state fairly the Company’s financial position as of March 31, 2017, and the results of its operations and cash flows for the interim periods ended March 31, 2017 and 2016. Such adjustments are of a normal and recurring nature. The interim financial data as of March 31, 2017 is not necessarily indicative of the results to be expected for the year ending December 31, 2017, or for any future period.

The accompanying condensed financial statements and related financial information should be read in conjunction with the audited financial statements and related notes thereto for the year ended December 31, 2016 included in the Company’s Form 10-K, most recently filed with the Securities and Exchange Commission on March 15, 2017.

1.	Organization

Nature of business

Mirna Therapeutics, Inc. (“Mirna” or “the Company”) is a biopharmaceutical company focused on microRNA-based oncology therapeutics. The Company was incorporated in Delaware in December 2007 as a wholly-owned subsidiary of Asuragen, Inc. (“Asuragen”) and was spun out to existing Asuragen stockholders in December 2009. Following the close of the Company’s Phase 1 clinical trial of MRX34 in September 2016, the Company is evaluating its strategic alternatives focusing on enhancing stockholder value, including the possibility of a merger or sale of the Company, and has discontinued further research and development activities (see Note 13) to reduce operating expenses while it evaluates these opportunities. The Company is located in Austin, Texas.

In October 2015, the Company sold 6,250,000 shares of common stock, $0.001 par value per share, in an underwritten public offering (the “IPO”) and 2,395,010 shares of common stock in a concurrent private placement, with both offerings at a price of $7.00 per share. The underwriters of the IPO purchased an additional 704,962 shares of common stock pursuant to their option to purchase additional shares. The Company’s aggregate net proceeds from the IPO were $43.7 million, after deducting the transaction offering costs and the underwriting discounts incurred. The Company also received net proceeds of $16.7 million after deducting the offering transaction costs from the concurrent private placement.

The Company continues to be subject to a number of risks common to companies in similar stages of development. Principal among these risks are uncertainties of technological innovations, dependence on key individuals, development of the same or similar technological innovations by the Company’s competitors and protection of proprietary technology. The Company believes that its cash, cash equivalents and marketable securities of $60.5 million at December 31, 2016 will enable the Company to maintain its current and planned operations for at least the next twelve months.